Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Current Liabilities [Abstract]
Schedule of Other Current Liabilities	Composition:
	As of December 31,
	2025	2024

Employees and salary-related institutions (*)	1,768	1,868
Accrued expenses	974	1,123
	2,742	2,991

(*)	Includes balance of NIS 381 and NIS 125 in respect of management fees to related party as of December 31, 2025 and 2024, respectively. (see Note 18A below).